Exhibit 99.6 Schedule 2

QM ATR Data
Run Date - 07/10/2026 3:43:35 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1687614	XXXXXXXXX	XXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1617027	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Self-Employed	Employed	US Citizen		US Citizen		Yes	$15,367.66
1680798	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		10/09/2025	0.00%	Employed		Non Permanent Resident Alien	ITIN IRS Letter			No
1691383	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		03/27/2026	0.00%	Not Required		US Citizen				No
1692548	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		03/17/2026	0.00%	Not Required		US Citizen				No
1693718	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		03/24/2026	0.00%	Self-Employed		Foreign National	ITIN IRS Letter			No
1693403	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		04/10/2026	0.00%	Not Required		US Citizen				No